November 1, 1999



Securities and Exchange Commission
450 Fifth St. N.W.
Mail Stop 5-6
ATTN: Zandra Y. Bailes, Document Control - EDGAR
Washington, D.C.  20549-1004

Re:      AXP Variable Portfolio - Investment Series, Inc.
         (Formerly known as IDS Life Investment Series, Inc.)
                  AXP Variable Portfolio - Blue Chip Advantage Fund AXP Variable Portfolio - Capital Resource Fund AXP Variable Portfolio - Growth Fund
                  AXP Variable Portfolio - International Fund
                  AXP Variable Portfolio - New Dimensions Fund
                  AXP Variable Portfolio - Small Cap Advantage Fund AXP Variable Portfolio - Strategy Aggressive Fund

         Post-Effective Amendment No. 40
         File No. 2-73115/811-3218


Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
       AXP Variable Portfolio - Blue Chip Advantage Fund
       AXP Variable Portfolio - Capital Resource Fund
       AXP Variable Portfolio - Growth Fund
       AXP Variable Portfolio - International Fund
       AXP Variable Portfolio - New Dimensions Fund
       AXP Variable Portfolio - Small Cap Advantage Fund
       AXP Variable Portfolio - Strategy Aggressive Fund







_________________________
Leslie L. Ogg
Vice President

LLO/CLGE/jj